Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties, current	$ 59		$ 65
Due from related parties, current	0		0
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	840	$ 840
Due to related parties, current	0		0
Due from related parties, current	0		0
Accrued bonus			420
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	356	$ 339
Due to related parties, current	$ 43		$ 21